Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Short Term Investments [Line Items]
Cash and cash equivalents			€ 3,121.1
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	€ 3,532.3		3,121.1		€ 2,259.0	€ 2,906.9
Short-term investments	1,185.8		913.3
Deposits [Member]
Short Term Investments [Line Items]
Cash and cash equivalents	434.8		188.2
Interest-bearing Deposits [Member]
Short Term Investments [Line Items]
Cash and cash equivalents	957.8		590.3
Fair Value, Recurring [Member]
Short Term Investments [Line Items]
Money market funds	2,139.7		2,342.6	[1]
Short-term investments	€ 1,185.8	[2]	€ 913.3	[3]

[1]	2. Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.
[2]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

[3]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.